Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of borrowings [text block] [Abstract]
Schedule of unsecured borrowings at amortized cost
		2020	2019
	2021	Restated	Restated
Unsecured borrowings at amortized cost
Syndicated term loan (1)	$46,505	$81,906	$88,781
Other term loan (2)	51,593	85,645	75,008
Lease liabilities (3)	31,747	36,799	29,794
Factoring obligations (4)	10,609	9,993	11,927
Put option agreement (5)	—	239,273	211,880
Bank overdrafts (6)	55	902	3,047
Notes (7)	112,857	—	—
Total Interest bearing liabilities	$253,366	$454,518	$420,437

Current	74,646	114,780	99,975
Non- Current	$178,720	339,738	320,462

Schedule of borrowings
	Currency	Range of Interest	Maturity Year	2021	2020	2019
Syndicated term loan	COP	IBR+ 5.3% (Variable)	2025	$39,521	51,970	$57,492
Syndicated term loan	USD	Libor+ 4.8% (Variable)	2025	7,850	31,150	$32,900
Amortized cost	COP	N/A	2025	(866)	(1,214)	(1,611)
Total Syndicated term loan				46,505	81,906	$88,781

	Currency	Range of Interest	Maturity Year	2021	2020	2019
Other term loan	COP	IBR+ 2.25%-5.0% (Variable)	2022-2024	9,442	12,205	9,939
	COP	DTF + 6.74%	2022	3,154	6,161	6,904
	COP	24% (Fixed)	2021	—	1,296	12
	SOL	5.00% - 10.01% (Fixed)	2021-2024	5,953	7,499	4,392
	REAIS	9.84% - 13.08% (Fixed)	2021-2024	1,762	7,436	1,633
	USD	Libor + 4.49%	2022	739	—	—
	USD	Libor + 2.99% / 6.5% - 8.7% (fixed)	2022-2024	16,145	40,808	43,827
	COP	10.00% -30.00%	2022	14,398	10,240	8,301
Total Other term loans				51,593	85,645	75,008

	Currency	Range of Interest	Maturity Year	2021	2020	2019
Lease liabilities	COP	DTF +5.18% - DTF 10.11% T.A. IBR + 7.50%	2030	10,334	15,945	15,164
	COP	DTF+ 4.54% + DTF 8.5%T.A. + DTF+10.42%	2025	6,662	7,524	6,930
	COP	DTF+17% / (DTF+13.72%)	2022	—	676	706
	USD	14.70% E.A.	2023	—	740	—
	USD	9.28% T.A.	2022	—	86	247
	USD	9.75% N.M.	2021	—	103	—
	COP	8.29% - 21.48% E.A.	2027	14,689	11,591	6,422
	Reales	1.68% (Fixed)	2022	62	134	325
Total Lease liabilities				31,747	36,799	29,794

	Currency	Range of Interest	Maturity Year	2021	2020	2019
Portfolio factoring	COP	DTF+8% / 24.6% (Fixed)	2022	1,383	8,074	4,731
	Reales	12% (Fixed)	2021	—	—	5,679
	COP	DTF+8% / 24.6% (Fixed)	2022	9,226	1,919	1,517
Total Factoring				10,609	9,993	11,927

	Currency	Range of Interest	Maturity Year	2021	2020	2019
IFC	USD	12%	2028	—	127,821	112,263
Hoche	USD	12%	2028	—	111,452	99,617
Total Put option				—	239,273	211,880

	Currency	Range of Interest	Maturity Year	2021	2020	2019
Overdrafts and credit cards	COP	19.68% - 32% E.A. (Fixed)	2022	55	902	3,047

	Currency	Range of Interest	Maturity Year	2021	2020	2019
The Prudential Insurance Company of America	USD	4.75% (Fixed)	2031	$58,906	—	—
Prudential Annuities Life Assurance Corporation	USD	4.75% (Fixed)	2031	29,423	—	—
Healthspring Life & Health Insurance Company, Inc	USD	4.75% (Fixed)	2031	18,007	—	—
CIGNA Health and Life Insurance Company	USD	4.75% (Fixed)	2031	6,521	—	—
Total Senior Notes				112,857	—	—

Schedule of reconciliation of liabilities from financing activities
	January 1, 2021	Payment cash flows	New liabilities [1]	Other changes [2]	December 31, 2021
Syndicated term loan	81,906	(28,239)	—	(7,162)	46,505
Other term loan	85,645	(224,380)	193,120	(2,792)	51,593
Lease liabilities	36,799	(8,854)	7,283	(3,481)	31,747
Factoring obligations	9,993	(18,779)	22,956	(3,561)	10,609
Put option agreement	239,273	—	—	(239,273)	—
Bank overdrafts	902	(903)	—	56	55
Senior Notes	—	—	112,857	—	112,857
Total liabilities from financing activities	454,518	(281,155)	336,216	(256,213)	253,366

	January 1, 2020	Payment cash flows	New liabilities [1]	Other changes [2]	December 31, 2020
Syndicated term loan	88,781	(4,670)	—	(2,205)	81,906
Other term loan	75,008	(76,942)	94,122	(6,543)	85,645
Lease liabilities	29,794	(5,733)	11,022	1,716	36,799
Factoring obligations	11,927	(38,953)	35,040	1,979	9,993
Put option agreement	211,880	—	—	27,393	239,273
Bank overdrafts	3,047	(21)	—	(2,124)	902
Total liabilities from financing activities	420,437	(126,319)	140,184	20,216	454,518

	January 1, 2019	Payment cash flows	New liabilities	Other changes	December 31, 2019
Syndicated term loan	94,919	(5,770)	—	368	88,781
Other term loan	66,773	(75,235)	80,859	2,611	75,008
Lease liabilities	30,843	(4,070)	5,335	(2,314)	29,794
Factoring obligations	12,807	(37,412)	38,019	(1,487)	11,927
Put option agreement	98,599	—	99,616	13,665	211,880
Bank overdrafts	1,236	—	—	1,811	3,047
Total liabilities from financing activities	305,177	(122,487)	223,829	13,918	420,437